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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-10662
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Anton Schutz            Rochester, NY  14618   August 14, 2008
   -------------------------------   --------------------   ---------------
           [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   53
                                        --------------------

Form 13F Information Table Value Total:             $116,590
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                ITEM 1                  ITEM 2     ITEM 3    ITEM 4         ITEM 5         ITEM 6     ITEM 7        ITEM 8
 ------------------------------------ ---------- --------- ----------- --------- ------ ---- -------- ------ ---------------------
            NAME OF ISSUER             TITLE OF    CUSIP      VALUE     SHRS OR  SH/PRN PUT/ INVSTMNT OTHER    VOTING AUTHORITY
                                        CLASS               (X $1000)   PRN AMT         CALL DISCRETN MGRS    SOLE   SHARED NONE
ASSURED GUARANTY LTD                     COM     G0585R106       2,339   130,000   SH           SOLE          130,000   0      0
CRM HOLDINGS LTD                         COM     G2554P103       2,247   666,903   SH           SOLE          666,903   0      0
INVESCO LTD                              SHS     G149BT108       2,772   115,600   SH           SOLE          115,600   0      0
ALLIANCE FINANCIAL CORP NY               COM     019205103       4,951   235,665   SH           SOLE          235,665   0      0
AMERICAN CAPITAL AGENCY CORP             COM     02503X105       9,585   576,000   SH           SOLE          576,000   0      0
AMERIPRISE FINANCIAL INC                 COM     03076C106       3,864    95,000   SH           SOLE           95,000   0      0
ANNALY CAP MGMT INC                      COM     035710409       3,102   200,000   SH           SOLE          200,000   0      0
ANWORTH MORTGAGE ASSET CP                COM     037347101         911   140,000                SOLE          140,000   0      0
BANCORP RHODE ISLAND INC                 COM     059690107       3,573   125,054   SH           SOLE          125,054   0      0
BANK OF NEW YORK MELLON CORP             COM     064058100       1,324    35,000   SH           SOLE           35,000   0      0
BEACON FED BANKCORP INC                  COM     073582108       1,048   100,000   SH           SOLE          100,000   0      0
CAPSTEAD MTG CORP                        COM     14067E506       2,232   205,750   SH           SOLE          205,750   0      0
CHICOPEE BANCORP                         COM     168565109       3,122   242,996   SH           SOLE          242,996   0      0
CHUBB CORP                               COM     171232101       1,470    30,000   SH           SOLE           30,000   0      0
CITIGROUP INC                            COM     172967101       4,190   250,000   SH           SOLE          250,000   0      0
CITIZENS SOUTH BKG CP DEL                COM     176682102       4,553   603,066   SH           SOLE          603,066   0      0
COLONIAL BANCGROUP INC                   COM     195493309         332    75,000   SH           SOLE           75,000   0      0
COMERICA INC                             COM     200340107         769    30,000   SH           SOLE           30,000   0      0
CONNECTICUT BK&TR CO HART NE             COM     207546102         903   159,782   SH           SOLE          159,782   0      0
ESSA BANCORP INC                         COM     29667D104         501    40,000   SH           SOLE           40,000   0      0
FEDERATED INVS INC PA                    COM     314211103       1,377    40,000   SH           SOLE           40,000   0      0
FIRST FED FINL CORP                      COM     337907109         482    60,000   SH           SOLE           60,000   0      0
GUARANTY BANCORP DEL                     COM     40075T102       1,602   445,000   SH           SOLE          445,000   0      0
HUDSON CITY BANCORP                      COM     443683107       2,282   136,800   SH           SOLE          136,800   0      0
IBERIA BANK CORP                         COM     450828108         334     7,500   SH           SOLE            7,500   0      0
INVESTORS BANCORP INC                    COM     46146P102       3,759   287,847   SH           SOLE          287,847   0      0
JP MORGAN CHASE & CO                     COM     46625H100       5,061   147,500   SH           SOLE          147,500   0      0
LSB CORP                                 COM     50215P100         699    45,890   SH           SOLE           45,890   0      0
LEHMAN BROS HLDGS INC                    COM     524908100         594    30,000   SH           SOLE           30,000   0      0
MFA MTG INVTS INC                        COM     55272X102       5,365   822,860   SH           SOLE          822,860   0      0
MET LIFE INC                             COM     59156R108       2,639    50,000   SH           SOLE           50,000   0      0
NATIONAL CITY CORP                       COM     635405103       1,550   325,000   SH           SOLE          325,000   0      0
NEW ALLIANCE BANKSHARES INC              COM     650203102       1,872   150,000   SH           SOLE          150,000   0      0
NORTHEAST CMNTY BANCORP INC              COM     664112109       1,124   100,000   SH           SOLE          100,000   0      0
NORTHERN TR CORP                         COM     665859104       1,029    15,000   SH           SOLE           15,000   0      0
PACWEST BANCORP DEL                      COM     695263103         893    60,000   SH           SOLE           60,000   0      0
PARKVALE FINL CORP                       COM     701492100         397    17,024   SH           SOLE           17,024   0      0
PEOPLES UNITED FINANCIAL INC             COM     712704105       7,956   510,000   SH           SOLE          510,000   0      0
PORTER BANCORP INC                       COM     736233107       2,402   160,000   SH           SOLE          160,000   0      0
PRUDENTIAL FINL INC                      COM     744320102       1,195    20,000   SH           SOLE           20,000   0      0
ROME BANCORP INC NEW                     COM     77587P103       2,266   203,267   SH           SOLE          203,267   0      0
SOVEREIGN BANCORP INC                    COM     845905108         920   125,000   SH           SOLE          125,000   0      0
STATE STR CORP                           COM     857477103         640    10,000   SH           SOLE           10,000   0      0
STERLING BANCSHARES INC                  COM     858907108       1,159   127,500   SH           SOLE          127,500   0      0
STERLING BANCORP                         COM     859158107       1,195   100,000   SH           SOLE          100,000   0      0
SYNOVUS FINL CORP                        COM     87161C105         437    50,000   SH           SOLE           50,000   0      0
TCF FINANCIAL CORP                       COM     872275102         992    82,500   SH           SOLE           82,500   0      0
TFS FINANCIAL CORP                       COM     87240R107       4,955   427,490   SH           SOLE          427,490   0      0

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
                ITEM 1                  ITEM 2     ITEM 3    ITEM 4         ITEM 5         ITEM 6     ITEM 7        ITEM 8
 ------------------------------------ ---------- --------- ----------- --------- ------ ---- -------- ------ ---------------------
            NAME OF ISSUER             TITLE OF    CUSIP      VALUE     SHRS OR  SH/PRN PUT/ INVSTMNT OTHER    VOTING AUTHORITY
                                        CLASS               (X $1000)   PRN AMT         CALL DISCRETN MGRS    SOLE   SHARED NONE
TEXAS CAPITAL BANCSHARES INC             COM     88224Q107         968    60,500   SH           SOLE           60,500   0      0
TRAVELERS COMPANIES INC                  COM     89417E109       1,085    25,000   SH           SOLE           25,000   0      0
VIEWPOINT FINL GROUP                     COM     926727108         632    42,948   SH           SOLE           42,948   0      0
WEBSTER FINL CORP CONN                   COM     947890109       1,860   100,000   SH           SOLE          100,000   0      0
WILLOW FINANCIAL BANCORP INC             COM     97111W101       3,081   378,038   SH           SOLE          378,038   0      0